Intangible assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 16,416,548
Intangible assets, ending balance	15,625,041	R$ 16,416,548
Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,057,049	2,478,986
Additions/(Amortization)	(976,345)	(1,142,824)
Addition by merger	11,360
Write-offs
Transfers	924,804	701,387
Capitalized interest
Acquisitions of subsidiary		19,500
Intangible assets, ending balance	2,382,138	2,057,049
Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	7,435,977	4,793,831
Additions/(Amortization)	(765,864)	(589,384)
Addition by merger	3,012,594
Write-offs
Transfers	2,903,922	17,123
Capitalized interest
Acquisitions of subsidiary		3,214,407
Intangible assets, ending balance	9,416,332	7,435,977
Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,112,169	475,743
Additions/(Amortization)		2,636,426
Addition by merger
Write-offs
Transfers
Capitalized interest
Acquisitions of subsidiary
Intangible assets, ending balance	3,112,169	3,112,169
Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	115,290	109,524
Additions/(Amortization)	(10,686)	(9,791)
Addition by merger
Write-offs
Transfers	5,811	15,557
Capitalized interest
Acquisitions of subsidiary
Intangible assets, ending balance	110,415	115,290
List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Additions/(Amortization)	(24,825)
Addition by merger	223,317
Write-offs
Intangible assets, ending balance	198,492
Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	468,560	154,035
Additions/(Amortization)	(37,862)	(56,380)
Addition by merger	97,173
Write-offs	(401)
Transfers	7,950	5,001
Capitalized interest
Acquisitions of subsidiary		365,904
Intangible assets, ending balance	201,629	468,560
Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,227,503	2,572,960
Additions/(Amortization)	998,121	1,134,650
Addition by merger
Write-offs
Transfers	(3,842,487)	(739,068)
Capitalized interest	95,678	258,961
Acquisitions of subsidiary
Intangible assets, ending balance	203,866	3,227,503
Value After Acquisition [Member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,422,319
Intangible assets, ending balance		2,422,319
Value After Acquisition [Member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	4,265,680
Intangible assets, ending balance		4,265,680
Value After Acquisition [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	134,769
Intangible assets, ending balance		134,769
Value After Acquisition [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,952,554
Intangible assets, ending balance		2,952,554
Gross carrying amount [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	45,179,692	34,630,541
Additions/(Amortization)	1,038,989	3,846,601
Addition by merger	6,446,789
Write-offs	(778)	(3,200)
Transfers
Capitalized interest	95,678	258,961
Acquisitions of subsidiary		6,446,789
Intangible assets, ending balance	46,313,583	45,179,692
Gross carrying amount [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	21,979,251	19,911,004
Additions/(Amortization)
Addition by merger	1,366,860
Write-offs	(195)
Transfers	924,804	701,387
Capitalized interest
Acquisitions of subsidiary		1,366,860
Intangible assets, ending balance	23,167,846	21,979,251
Gross carrying amount [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	15,839,784	11,151,497
Additions/(Amortization)	40,868	75,525
Addition by merger	4,598,839
Write-offs		(3,200)
Transfers	2,903,922	17,123
Capitalized interest
Acquisitions of subsidiary		4,598,839
Intangible assets, ending balance	18,794,239	15,839,784
Gross carrying amount [member] | Goodwill [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,112,169	475,743
Additions/(Amortization)		2,636,426
Addition by merger
Write-offs
Transfers
Capitalized interest
Acquisitions of subsidiary
Intangible assets, ending balance	3,112,169	3,112,169
Gross carrying amount [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	201,778	186,221
Additions/(Amortization)
Addition by merger
Write-offs
Transfers	5,811	15,557
Capitalized interest
Acquisitions of subsidiary
Intangible assets, ending balance	207,589	201,778
Gross carrying amount [member] | List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance
Additions/(Amortization)
Addition by merger	253,629
Write-offs
Transfers
Capitalized interest
Intangible assets, ending balance	253,629
Gross carrying amount [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	819,207	333,116
Additions/(Amortization)
Addition by merger	227,461
Write-offs	(583)
Transfers	7,950	5,001
Capitalized interest
Acquisitions of subsidiary		481,090
Intangible assets, ending balance	574,245	819,207
Gross carrying amount [member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	3,227,503	2,572,960
Additions/(Amortization)	998,121	1,134,650
Addition by merger
Write-offs
Transfers	(3,842,487)	(739,068)
Capitalized interest	95,678	258,961
Acquisitions of subsidiary
Intangible assets, ending balance	203,866	3,227,503
Gross carrying amount [member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	38,732,905
Intangible assets, ending balance		38,732,905
Gross carrying amount [member] | Value After Acquisition [Member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	20,876,377
Intangible assets, ending balance		20,876,377
Gross carrying amount [member] | Value After Acquisition [Member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	11,250,610
Intangible assets, ending balance		11,250,610
Gross carrying amount [member] | Value After Acquisition [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	339,417
Intangible assets, ending balance		339,417
Gross carrying amount [member] | Value After Acquisition [Member] | Intangible assets under development [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	2,952,554
Intangible assets, ending balance		2,952,554
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(28,763,144)	(24,045,462)
Additions/(Amortization)	(1,856,450)	(1,873,904)
Addition by merger	(3,102,345)
Write-offs	377	3,200
Transfers
Capitalized interest
Acquisitions of subsidiary		(2,846,978)
Intangible assets, ending balance	(30,688,542)	(28,763,144)
Accumulated depreciation and amortisation [member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(19,922,202)	(17,432,018)
Additions/(Amortization)	(976,345)	(1,142,824)
Addition by merger	(1,355,500)
Write-offs	195
Transfers
Capitalized interest
Acquisitions of subsidiary		(1,347,360)
Intangible assets, ending balance	(20,785,708)	(19,922,202)
Accumulated depreciation and amortisation [member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(8,403,807)	(6,357,666)
Additions/(Amortization)	(806,732)	(664,909)
Addition by merger	(1,586,245)
Write-offs		3,200
Transfers
Capitalized interest
Acquisitions of subsidiary		(1,384,432)
Intangible assets, ending balance	(9,377,907)	(8,403,807)
Accumulated depreciation and amortisation [member] | Right To Use Infrastructure Of Lt Amazonas [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(86,488)	(76,697)
Additions/(Amortization)	(10,686)	(9,791)
Addition by merger
Write-offs
Transfers
Capitalized interest
Acquisitions of subsidiary
Intangible assets, ending balance	(97,174)	(86,488)
Accumulated depreciation and amortisation [member] | List Of Customers [Member]
IfrsStatementLineItems [Line Items]
Additions/(Amortization)	(24,825)
Addition by merger	(30,312)
Write-offs
Transfers
Capitalized interest
Intangible assets, ending balance	(55,137)
Accumulated depreciation and amortisation [member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(350,647)	(179,081)
Additions/(Amortization)	(37,862)	(56,380)
Addition by merger	(130,288)
Write-offs	182
Transfers
Capitalized interest
Acquisitions of subsidiary		(115,186)
Intangible assets, ending balance	(372,616)	(350,647)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(25,730,124)
Intangible assets, ending balance		(25,730,124)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Licences [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(18,454,058)
Intangible assets, ending balance		(18,454,058)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Authorizations [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(6,984,930)
Intangible assets, ending balance		(6,984,930)
Accumulated depreciation and amortisation [member] | Value After Acquisition [Member] | Other intangible assets [member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	(204,648)
Intangible assets, ending balance		(204,648)
Total Intangible Assets Net [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	16,416,548	10,585,079
Additions/(Amortization)	(817,461)	1,972,697
Addition by merger	3,344,444
Write-offs	(401)
Transfers
Capitalized interest	95,678	258,961
Acquisitions of subsidiary		3,599,811
Intangible assets, ending balance	15,625,041	16,416,548
Total Intangible Assets Net [Member] | Value After Acquisition [Member]
IfrsStatementLineItems [Line Items]
Intangible assets, beginning balance	R$ 13,002,781
Intangible assets, ending balance		R$ 13,002,781